Share-Based Compensation - Stock Options Fair Value Inputs (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) year shares $ / shares	Dec. 31, 2024 CAD ($) shares year $ / shares
Granted (in shares) | shares	0.4	0.8
Options
Weighted average risk-free interest rate	2.60%	3.70%
Expected volatility, share options granted	56.10%	58.30%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	4,500,000	4,500,000
Weighted average grant-date fair value (C$ per share) | $	$ 3,850,000	$ 1,730,000
Weighted average share price at grant date (C$ per share) | $ / shares	$ 7,870,000	$ 3,500,000
Weighted average exercise price (C$ per share) | $ / shares	$ 7,870,000	$ 3,670,000
Deferred share units
Granted (in shares) | shares	0.2	0.2
Weighted average grant-date fair value (C$ per share) | $	$ 12,900,000	$ 5,710,000